Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.

Significant Accounting Policies and Recent Accounting Pronouncements
a)
Principles

of

Consolidation
:

The

accompanying

consolidated

financial

statements

have

been
prepared in accordance

with U.S. generally

accepted accounting

principles and include

the accounts
of Diana

Shipping Inc.

and its

wholly owned

subsidiaries. All

intercompany balances

and transactions
have

been

eliminated

upon

consolidation.

Under

Accounting

Standards

Codification

(“ASC”)

810
“Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first

considering

if

an

entity

meets

the

definition

of

a

variable

interest

entity

("VIE")

for

which

the
Company is deemed to be the primary

beneficiary under the VIE model, or if

the Company controls
an

entity

through

a

majority

of

voting

interest

based

on

the

voting

interest

model.

The

Company
evaluates

financial

instruments,

service

contracts,

and

other

arrangements

to

determine

if

any
variable interests relating

to an entity

exist. For entities

in which the

Company has

a variable interest,
the Company determines if the entity

is a VIE by considering whether the entity’s

equity investment
at

risk

is

sufficient

to

finance

its

activities

without

additional

subordinated

financial

support

and
whether the entity’s

at-risk equity holders

have the characteristics

of a controlling

financial interest.
In

performing analysis

of whether

the

Company is

the

primary beneficiary

of

a VIE,

the

Company
considers whether

it individually

has the

power to

direct the

activities of

the VIE

that most

significantly
affect the

entity’s performance

and also

has the

obligation to

absorb losses

or the

right to

receive
benefits of

the VIE

that could

potentially be

significant to

the VIE.

If the

Company holds

a variable
interest in

an entity

that previously

was not

a VIE,

it reconsiders

whether the

entity has

become a
VIE.

b)
Use

of

Estimates:
The

preparation

of

consolidated

financial

statements

in

conformity

with

U.S.
generally accepted accounting

principles requires management

to make estimates and

assumptions
that

affect

the

reported

amounts

of

assets

and

liabilities

and

disclosure

of

contingent

assets

and
liabilities at the date of the consolidated financial statements and the reported amounts of revenues
and expenses during the reporting period.

Actual results could differ from those estimates.
c)
Other Comprehensive

Income /

(Loss):
The Company

separately presents

certain transactions,
which are

recorded directly

as components

of stockholders’

equity.

Other Comprehensive

Income/
(Loss) is presented in a separate statement.
d)

Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the

Company’s

vessels operate

in

international shipping

markets,

and therefore

primarily transact
business

in

U.S.

dollars.

The

Company’s

accounting

records

are

maintained

in

U.S.

dollars.
Transactions

involving

other

currencies

during

the

year

are

converted

into

U.S.

dollars

using

the
exchange rates in effect at

the time of the

transactions. At the balance

sheet dates, monetary assets
and liabilities which are denominated in other currencies

are translated into U.S. dollars at the year-
end exchange rates.

Resulting gains or losses

are included in other

operating income/ (loss) in

the
accompanying consolidated statements of income/(loss).

e)
Cash,

Cash Equivalents,

Time

Deposits and

Restricted Cash:
The Company

considers highly
liquid investments such as

time deposits, certificates of

deposit and their equivalents

with an original
maturity

of

up

to

three

months

to

be

cash

equivalents.

Time

deposits

with

maturity

above

three
months are

separately presented

as time

deposits. As

of December

31, 2024

and 2023,

time deposits
(with

maturity above

three

months)

amounted to

$
63,500

and

$
40,000
,

respectively.

During

2024
and 2023, the Company

placed new time deposits

exceeding three months of

$
63,500

and $
50,000 ,
respectively,

and

during

the

same

periods,

deposits

of

$
40,000

and

$
56,500

matured.

Restricted
cash consists

mainly of

cash deposits

required to

be maintained

at all

times under

the Company’s
loan facilities

(Note

8) as

compensating cash

balances and

are not

pledged. As

of December

31,
2024 and 2023, accrued

interest income amounted to

$
605

and $
1,206 , respectively and is included
in prepaid expenses and other assets in the accompanying consolidated balance sheets.
f)
Accounts Receivable, Trade:
The amount

shown as

accounts receivable, trade,

at each

balance
sheet date, includes

receivables from charterers

for hire from

lease agreements,

net of provisions

for
doubtful

accounts,

if

any.

At

each

balance

sheet

date,

all

potentially

uncollectible

accounts

are
assessed individually

for purposes of

determining the

appropriate provision

for doubtful accounts.

As
of December 31,

2024 and 2023 there

was
no

provision for doubtful accounts.

The Company does
not recognize interest income on trade receivables as all balances are settled within a year.
g)
Inventories:
Inventories consist of lubricants and victualing which are stated, on a consistent basis,
at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary

course

of

business,

less

reasonably

predictable

costs

of

completion,

disposal,

and
transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in

earnings in the period in

which it occurs. Cost is determined
by the first

in, first out method.

Amounts removed from inventory are

also determined by the

first in
first out method. Inventories may also consist of bunkers,

when on the balance sheet date, a vessel
is without

employment. Bunkers, if

any,

are also

stated at

the lower

of cost

or net

realizable value
and cost is determined by the first in, first out method.

h)
Vessel

Cost
: Vessels

are stated

at cost

which consists

of the

contract price

and any

capitalizable
expenditures

incurred

upon

acquisition

or

during

construction.

Expenditures

for

conversions

and
major improvements are

also capitalized when they

appreciably extend the

life, increase the earning
capacity or improve the efficiency or safety of the vessels; otherwise,

these amounts are charged to
expense as incurred. Interest incurred during

the assets' construction period,

that theoretically could
have

been

avoided

if

expenditure

for

the

assets

had

not

been

made,

is

also

capitalized.

The
capitalization rate,

applied on

accumulated expenditures

for the

vessel, is

based on

interest rates
applicable to outstanding borrowings of the period.
i)

Vessels held

for sale:

A long-lived asset classified

as held for

sale is measured at

the lower of its
carrying amount or fair value less cost to sell when the respective held for sale criteria are met. The asset is

not depreciated

while it

is classified

as held

for sale.

The fair

value less

cost to

sell of

an
asset held for

sale is assessed

at each reporting period

it remains classified as

held for sale.

If the
plan to sell the

asset changes, the asset is

reclassified as held and used,

measured at the lower of
its carrying amount

before it was

classified as held

for sale,

adjusted for any

depreciation expense
that would have been

recognized had the asset

been continuously classified as

held and used

and
its fair value at the date of the subsequent decision not to sell.

j)
Sale

and

leaseback:

In

accordance

with

ASC

842-40,

in

a

sale

and

leaseback

transaction

the
Company,

as seller-lessee, determines

whether the transfer

of the

asset is

a sale

under ASC 606.
For a sale

to have occurred, the

control of the asset

would need to be

transferred to the buyer

and
the

buyer

would

need

to

obtain

substantially

all

the

benefits

from

the

use

of

the

asset.

Sale

and
leaseback transactions,

which include

an obligation for

the Company, as seller-lessee,

to repurchase
the

asset,

or

other

situations

where

the

leaseback

would

be

classified

as

a

finance

lease,

are
determined to

be failed

sales under

ASC 842-40.

In these

cases, the

Company does

not derecognize
the asset from its balance sheet and accounts for any amounts received as financial liability.
k)
Property and equipment:

The Company owns the

land and building where

its offices are

located.
The Company also owns other plots

acquired for office use (Note 7). Land is stated at cost, and it is not

subject to

depreciation. The

building has

an estimated

useful life

of
55 years

with
no

residual
value. Furniture, office equipment and vehicles have a useful life of 5 years , except for a car owned by the Company, which has a

useful life of
10 years
. Computer software

and hardware have

a useful
life of three years . Depreciation is calculated on a straight-line basis.
l)

Impairment of

Long-Lived Assets:
Long-lived assets

are reviewed

for impairment

whenever events
or

changes

in

circumstances

(such

as

market

conditions,

obsolescence

or

damage

to

the

asset,
potential sales and

other business plans)

indicate that the

carrying amount of

an asset may

not be
recoverable. When impairment

indicators are identified and

the estimate of

undiscounted projected
net operating

cash flows,

excluding interest

charges, expected

to be

generated by

the use

of an

asset
over

its

remaining

useful

life

and

its

eventual

disposition

is

less

than

its

carrying

amount,

the
Company evaluates the asset for impairment loss. Measurement of the impairment loss is based on
the fair value of the asset, determined mainly by third party valuations.

For vessels,

the Company

calculates undiscounted

projected net

operating cash

flows by

considering
the historical

and estimated

vessels’ performance

and utilization

with the

significant assumption

being
future charter rates for

the unfixed days, using

the most recent
10
-year average of historical

1 year
time charter rates available for each type of vessel over the remaining estimated life of each vessel, net of commissions. Historical ten-year blended average one-year time charter rates are in line with the

Company’s

overall

chartering

strategy,

they

reflect

the

full

operating

history

of

vessels

of

the
same type and particulars with the Company’s operating fleet and they cover at least a full business
cycle,

where

applicable.

When

the
10
-year

average

of

historical

1

year

time

charter

rates

is

not
available for a type

of vessel, the Company uses

the average of historical 1

year time charter rates
of the available

period. Other

assumptions used in

developing estimates

of future undiscounted

cash
flow are

charter rates calculated

for the

fixed days using

the fixed

charter rate of

each vessel from
existing time charters, the

expected outflows for scheduled

vessels’ maintenance; vessel operating
expenses; fleet utilization, and the

vessels’ residual value if sold for

scrap.

Assumptions are in line
with the

Company’s historical

performance and

its expectations

for future

fleet utilization

under its
current fleet deployment

strategy. This calculation is then compared

with the vessels’

net book value
plus

unamortized

deferred

costs.

The

difference

between

the

carrying

amount

of

the

vessel

plus
unamortized

deferred

costs

and

their

fair

value

is

recognized

in

the

Company's

accounts

as
impairment loss.
The Company’s impairment

assessment did not

result in the

recognition of impairment

on any vessel
and therefore no

impairment loss was identified or recorded in 2024, 2023 and 2022.
For

the

building,

the

Company

determines

undiscounted

projected

net

operating

cash

flows

by
considering the

estimated monthly rent

the Company would

have to

pay in order

to lease

a similar
building for a period equal to its remaining useful life. No impairment loss was identified or recorded
for 2024, 2023 and

2022 and the Company has

not identified any other facts

or circumstances that
would require the write down of the value of its land or building in the near future.
m)
Vessel

Depreciation:
Depreciation is

computed using

the straight-line

method over

the estimated
useful

life

of

the

vessels,

after

considering

the

estimated

salvage

(scrap)

value.

Each

vessel’s
salvage

value

is

equal

to

the

product

of

its

lightweight

tonnage

and

estimated

scrap

rate.
Management estimates

the useful

life of

the Company’s vessels

to be
25 years

from the date

of initial
delivery from

the shipyard.

Second-hand vessels are

depreciated from the

date of

their acquisition
through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on

a worldwide basis,

its remaining useful

life is adjusted at

the date such regulations
are

adopted.
Effective July 1, 2023, the Company reassessed the estimated scrap rate used to calculate depreciation and, based on the average demolition prices in different markets during the last 15 years, adjusted upwards the estimated scrap rate of its vessels. This change in estimate resulted

in

increased

salvage

values,

decreased

depreciation

expense

and

increased

operating
income. Additionally, for

the period

from July

1, 2023

to December

31, 2023,

net income

and earnings
per share, basic and diluted, increased by $ 3,773

and $
0.04 , respectively.
n)
Deferred Costs
: The

Company follows

the deferral

method of

accounting for

dry-docking and

special
survey costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period

through the date

the next

survey is

scheduled to

become due.

Unamortized deferred

costs
of vessels that

are sold or impaired

are written off

and included in

the calculation of

the resulting gain
or loss in the year of the vessel’s sale (Note 6) or impairment.
o)
Financing Costs
: Fees

paid for

obtaining finance liabilities,

fees paid

to lenders

for obtaining

new
loans,

new bonds, refinancing or amending existing loans,

are deferred and recorded as a contra to
debt. Other

fees paid

for obtaining

loan facilities

not used

at the

balance sheet

date are

deferred.
Fees relating to

drawn loan facilities

are amortized to

interest and finance

costs over the

life of the
related debt

using the

effective interest method

and fees

incurred for

loan facilities not

used at

the
balance sheet date are amortized using

the straight-line method according to

their availability terms.
Unamortized

fees

relating

to

loans

or

bonds

repaid

or

repurchased

or

refinanced

as

debt
extinguishment

are

written

off

in

the

period

the

repayment,

prepayment,

repurchase

or
extinguishment is made and

included in the determination

of gain/loss on debt extinguishment.

Loan
commitment fees are

expensed

in the period

incurred, unless they

relate to loans

obtained to finance
vessels under construction, in which case, they are capitalized to the vessels’ cost.
p)
Concentration

of

Credit

Risk
:

Financial

instruments,

which

potentially

subject

the

Company

to
significant concentrations

of credit

risk, consist

principally of

cash and

trade accounts

receivable. The
Company places

its temporary

cash investments,

consisting mostly

of deposits,

with various

qualified
financial institutions

and performs

periodic evaluations

of the

relative credit

standing of

those financial
institutions that are considered in the Company’s investment strategy. The Company limits its credit
risk

with

accounts

receivable

by

performing

ongoing

credit

evaluations

of

its

customers’

financial
condition and generally does

not require collateral for

its accounts receivable

and does not have

any
agreements to mitigate credit risk.
q)

Accounting for Revenues and Expenses:
Revenues are generated from time

charter agreements
which contain a lease

as they meet the

criteria of a lease

under ASC 842.

The time charter contracts
are considered

operating leases because

(i) the vessel

is an

identifiable asset (ii)

the owner

of the
vessel does not have substantive substitution

rights and (iii) the charterer has

the right to control the
use of the

vessel during the term

of the contract and

derives the economic benefits

from such use.
Agreements with

the same

charterer are

accounted for

as separate

agreements according to

their
specific

terms

and

conditions.

All

agreements

contain

a

minimum

non-cancellable

period

and

an
extension period at the option

of the charterer.

Each lease term is assessed at

the inception of that
lease. Under a time charter agreement, the charterer pays

a daily hire for the use of the

vessel and
reimburses the owner for

hold cleanings, extra

insurance premiums for navigating

in restricted areas
and

damages

caused

by

the

charterers.

Revenues

from

time

charter

agreements

providing

for
varying annual

rates are

accounted for

as operating

leases and

thus recognized

on a

straight-line
basis over the non-cancellable rental periods of such agreements,

as service is performed.

The charterer

pays to

third parties

port, canal

and bunkers

consumed during

the term

of the

time
charter agreement, unless they are for the account of the owner, in which case,

they are included in
voyage expenses. Voyage expenses also include commissions on time charter revenue (paid to the charterers, the brokers

and the managers)

and gain or

loss from bunkers

resulting mainly from

the
difference

in

the

value

of

bunkers

paid

by

the

Company

when

the

vessel

is

redelivered

to

the
Company from

the charterer

under the

vessel’s previous

time charter

agreement and

the value

of
bunkers sold

by the

Company when

the vessel

is delivered

to a

new charterer

(Note 12).

Under a
time

charter

agreement,

the

owner

pays

for

the

operation

and

the

maintenance

of

the

vessel,
including

crew,

insurance,

spares

and

repairs,

which

are

recognized

in

operating

expenses.

The
Company,

as lessor, has

elected not to allocate the consideration

in the agreement to the

separate
lease

and

non-lease

components

(operation

and

maintenance

of

the

vessel)

as

their

timing

and
pattern

of

transfer

to

the

charterer,

as

the

lessee,

are

the

same

and

the

lease

component,

if
accounted

for

separately,

would

be

classified

as

an

operating

lease.

Additionally,

the

lease
component

is

considered

the

predominant

component,

as

the

Company

has

assessed

that

more
value is ascribed to the vessel rather than to the services provided under the time charter contracts.
In

time

charter

agreements

apart

from

the

agreed

hire

rate,

the

Company

may

be

entitled

to

an
additional income,

such as

ballast bonus.

Ballast bonus

is paid

by charterers

for repositioning

the
vessel. The Company analyzes

terms of each contract

to assess whether income

from ballast bonus
is

accounted

together

with

the

lease

component

over

the

duration

of

the

charter

or

as

service
component under

ASC 606.

Deferred revenue

includes cash

received prior

to the balance

sheet date
for which all criteria to recognize as revenue have not been met.
r)
Repairs and

Maintenance:

All repair

and maintenance

expenses including underwater

inspection
expenses are expensed in the year incurred. Such costs are included in vessel operating expenses
in the accompanying consolidated statements of income.
s)
Earnings / (loss) per Common Share:

Basic earnings / (loss) per common share are

computed by
dividing net

income /

(loss) available

to common

stockholders by

the weighted

average number

of
common shares outstanding during the year. Shares issuable at little or no cash consideration upon satisfaction of

certain conditions,

are considered

outstanding and

included in

the computation

of basic
earnings/(loss) per

share as

of the

date that

all necessary

conditions have

been satisfied.

Diluted
earnings

per

common

share,

reflects

the

potential

dilution

that

could

occur

if

securities

or

other
contracts to issue common stock were exercised.

t)

Segmental Reporting:
The Company reports financial

information and evaluates its

operations and
operating

results

by

revenue

and

operating

expenses.

As

a

result,

the

Company’s

management,
including its

Chief Executive

Officer,

who is

the chief

operating decision

maker,

reviews operating
results solely by revenue and operating

results of the fleet, and

thus, the Company has determined
that it operates

under one

reportable segment,

that of operating

dry bulk

vessels. The

chief operating
decision maker

(“CODM”) does

not use

discrete financial

information to

evaluate the

operating results
for

each

type

of

charter

or

vessel

but

is

instead

regularly

provided

with

only

the

consolidated
expenses

as

noted

on

the

face

of

the

consolidated

statements

of

income.

The

CODM

assesses
performance

for

the

vessel

operations

segment and

decides

how

to

allocate

resources

based

on
consolidated net

income. Additionally,

the vessels

do not

operate in

specific geographic

areas, as
they trade worldwide; they do not

trade in specific trade routes, as

their trading (route and cargo) is
dictated by the charterers;

and the Company

does not evaluate

the operating results

for each type

of
dry bulk vessels (i.e. Panamax, Capesize etc.) for the purpose of making decisions about allocating resources and assessing performance.
In

November

2023,

the

FASB

issued

ASU

2023-07,

which

requires

the

disclosure

of

significant
segment

expenses

that

are

part

of

an

entity’s

segment

measure

of

profit

or

loss

and

regularly
provided to

the chief

operating decision

maker.

In addition,

it adds

or makes

clarifications to

other
segment-related

disclosures,

such

as

clarifying

that

the

disclosure

requirements

in

ASC

280

are
required

for

entities

with

a

single

reportable

segment

and

that

an

entity

may

disclose

multiple
measures

of

segment

profit

and

loss.

ASU

2023-07

is

effective

for

fiscal

years

beginning

after
December 15, 2023 and

interim periods beginning

after December 15, 2024.

The Company adopted
ASU 2023-07 as of January 1, 2024 and its adoption has limited impact on the

Company’s financial
disclosures and there was no impact to financial position or results of operations.
u)
Fair Value

Measurements
: The

Company classifies and

discloses its

assets and

liabilities carried
at fair

value in

one of the

following categories: Level

1: Quoted

market prices in

active markets for
identical assets

or liabilities;

Level 2:

Observable market-based

inputs or

unobservable inputs

that
are corroborated by market data; Level 3:

Unobservable inputs that are not corroborated by

market
data.
v)
Share Based Payments:

The Company issues

restricted share awards

which are measured

at their
grant date fair value and are not subsequently

re-measured. That cost is recognized over the period
during which

an employee

is required

to provide

service in

exchange for

the award—the

requisite
service period

(usually the

vesting period).

No compensation

cost is

recognized for

equity instruments
for

which employees

do not

render

the

requisite service

unless the

board of

directors determines
otherwise.

Forfeitures

of

awards

are

accounted

for

when

and

if

they

occur.

If

an

equity

award

is
modified after the grant date, incremental compensation cost will be recognized in an amount equal to

the

excess

of

the

fair

value

of

the

modified

award

over

the

fair

value

of

the

original

award
immediately before the modification.

w)

Equity

method

investments:

Investments

in

common

stock

in

entities

over

which

the

Company
exercises significant influence but does not exercise control are accounted for by the equity method of accounting. Under this

method, the Company records such

an investment at cost

(or fair value if
a consequence of deconsolidation) and

adjusts the carrying amount for

its share of the

earnings or
losses

of

the

entity

subsequent to

the

date

of

investment and

reports

the

recognized

earnings

or
losses in income. Dividends received,

if any,

reduce the carrying amount of the

investment and are
recorded

as

receivable

on

dividend

declaration.

When

the

carrying

value

of

an

equity

method
investment is

reduced to

zero because of

losses, the

Company does

not provide

for additional

losses
unless

it

is

committed

to

provide

further

financial

support

to

the

investee.

The

Company

also
evaluates whether a loss in value of an investment that

is other than a temporary decline should be
recognized. Evidence

of a

loss in

value might

include absence

of an

ability to

recover the

carrying
amount of the investment

or inability of

the investee to

sustain an earnings

capacity that would

justify
the carrying amount

of the investment.

For equity

method investments

that the Company

has elected
to account

for using

the fair

value option,

all subsequent

changes in

fair value

are included

in gain/loss
on related party investments.
x)
Going concern:
Management evaluates, at each

reporting period, whether there

are conditions or
events that raise

substantial doubt about

the Company's ability

to continue as

a going concern

within
one year from the date the financial statements are issued.
y)
Shares repurchased and retired:
The Company’s shares

repurchased are immediately cancelled
and the Company’s share capital

is accordingly reduced. Any excess of

the cost of the shares

over
their par value is allocated

in additional paid-in capital, in

accordance with ASC 505-30-30, Treasury
Stock.

z)
Financial Instruments, credit losses
: At each reporting date,

the Company evaluates its financial
assets

individually

for

credit

losses

and

presents

such

assets

in

the

net

amount

expected

to

be
collected on

such financial

asset. When

financial assets

present similar

risk characteristics,

these are
evaluated

on

a

collective

basis.

When

developing

an

estimate

of

expected

credit

losses,

the
Company considers available information relevant to assessing the collectability of cash flows such
as internal

information, past

events, current

conditions and

reasonable and

supportable forecasts.
No

credit losses were identified and recorded in 2024 and 2023.
aa)
Financial Instruments, Investments-Equity

Securities, Recognition and

Measurement
: Equity
investments

with

readily

determinable

fair

values

are

recognized

at

the

transaction

price

and
subsequently

measured

at

fair

value

through

net

income.

According

to

ASC

321-10-35-2,

the
Company has elected to measure equity securities without a readily determinable fair value, that do not

qualify

for

the

practical expedient

in

ASC

820
Fair

Value

Measurement
to

estimate

fair

value
using

the

NAV

per

share

(or

its

equivalent),

at

its

cost

minus

impairment,

if

any.

If

the

Company
identifies observable price changes in orderly

transactions for the identical or

a similar investment of
the same

issuer,

it shall

measure equity

securities at

fair value

as of

the date

that the

observable
transaction occurred.

The Company

shall continue

to apply

this measurement

until the

investment
does

not qualify

to

be measured

in

accordance with

this paragraph.

At

each reporting

period,

the
Company reassesses

whether an

equity investment

without a

readily determinable

fair value

qualifies
to

be

measured

in

accordance

with

this

paragraph.

The

Company

may

subsequently

elect

to
measure equity

securities at

fair value

and the

election to measure

securities at

fair value

shall be
irrevocable. Any resulting

gains or

losses on the

securities for

which that election

is made shall

be
recorded in

earnings at

the time

of the

election. At

each reporting

period, the

Company also

evaluates
indicators such

as the

investee’s performance

and its

ability to

continue as

going concern

and market
conditions, to determine

whether an investment

is impaired

in which

case, the Company

will estimate
the fair value of the investment to determine the amount of impairment loss.
bb)

Contracts

in

entity’s

equity:
Under

ASC

815-40

contracts

that

require

settlement

in

shares

are
considered equity instruments, unless an event that is not in the entity’s control will require net cash settlement.

Additional

conditions

necessary

for

equity

classification

include

settlement

to

be
permitted in

unregistered shares,

the entity

to have

sufficient authorized

and unissued

shares, the
contract to contain an explicit share

limit, there should be no requirement

for net cash settlement in
the event the entity fails to make timely filings with the Securities and Exchange Commission (SEC)
and there are no cash settled top-off or make-whole provisions. The Company,

when assessing the
accounting

of

warrants

and

pre-funded

warrants, takes

into

consideration

ASC

480

to

determine
whether the warrants

and pre-funded warrants should be

classified as permanent

equity instead of
temporary equity

or

liability.

The Company

further analyses

the key

features of

warrants and

pre-
funded warrants

and examines

whether these

fall under

the definition

of a

derivative according

to
ASC 815 applicable guidance or whether certain of these

features affect the classification. In cases
when derivative accounting is deemed inappropriate, no bifurcation of these features is performed.
cc)
Guarantees:
Guarantees

issued

by

the

Company,

excluding

those

that

guarantee

its

own
performance,

are

recognized

at

fair

value

at

the

time

the

guarantees

are

issued,

or

upon

the
deconsolidation of a subsidiary. A liability

for the fair value

of the obligation undertaken

in issuing the
guarantee

is

recognized. If

it

becomes

probable

that

the

Company

will

have

to

perform

under

a
guarantee (Note

10(c)), the

Company will

recognize an

additional liability

if the

amount of

the loss
can be

reasonably estimated.

The recognition

of fair

value is

not required

for certain

guarantees such
as the parent's guarantee of

a subsidiary's debt to a

third party. For those guarantees excluded from
the above

guidance requiring the

fair value

recognition provision of

the liability,

financial statement
disclosures of such items are made.
dd)
Derivative instruments:

Derivative instruments

are recorded

in the

balance sheet

as either

an asset
or liability measured at its fair value

with changes in the instruments' fair value recognized as

either
a

component

in

other

comprehensive

income

if

specific

hedge

accounting

criteria

are

met

in
accordance

with

guidance

relating

to

“Derivatives

and

Hedging”

or

in

earnings

if

hedging

criteria
are not met.
New Accounting Pronouncements
In November

2024, the

FASB

issued

ASU 2024-03, “Income

Statement

-

Reporting

Comprehensive
Income

-

Expense

Disaggregation

Disclosures

(Subtopic 220-40):

Disaggregation

of

Income

Statement
Expenses”.

The

standard

is

intended

to

require

more

detailed

disclosure

about

specified

categories

of
expenses (including employee compensation, depreciation,

and amortization) included in certain expense
captions presented on

the face

of the

income statement. This

ASU is effective

for fiscal

years beginning
after December

15,

2026, and

for

interim

periods

within

fiscal

years

beginning

after December

15,
2027. Early

adoption

is

permitted.

The

amendments may be

applied

either

prospectively

to

financial
statements issued

for reporting

periods after

the effective

date of

this ASU

or retrospectively

to all

prior
periods presented

in the

financial statements.

The Company

is currently

assessing the

impact this

standard
will have on its consolidated financial statements.